Intangible assets	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Intangible assets
11.	Intangible assets

a)	Intangible assets are composed as follows

	June 30, 2019
	Cost	Accumulated amortization	Net
Expenditures related to software and technology (i)	571,435	(250,298)	321,137
Software licenses	56,602	(8,107)	48,495
Customer relationships	1,981	(517)	1,464
Goodwill (iii)	54,845	-	54,845

	684,863	(258,922)	425,941

	December 31, 2018
	Cost	Accumulated amortization	Net
Expenditures related to software and technology (i)	462,282	(211,929)	250,353
Software licenses	17,227	(4,073)	13,154
Customer relationships	1,981	(448)	1,533
Goodwill (ii)	40,574	-	40,574

	522,064	(216,450)	305,614

(i)	The PagSeguro Group capitalizes the expenses incurred with the development of platforms, which are amortized over their useful lives, within a range from three to five years.

(ii)	Goodwill provided on the acquisition of the companies R2TECH and BIVA.

(iii)	Goodwill provided on the acquisition of the companies TILIX and BancoSeguro.

b)	The changes in cost and accumulated amortization were as follows

	Expenditures with software and technology	Software licenses	Customer relationships	Goodwill	Total

At December 31, 2018
Cost	462,282	17,227	1,981	40,574	522,065
Accumulated amortization	(211,929)	(4,073)	(448)	-	(216,450)

Net book value	250,353	13,154	1,533	40,574	305,614

At June 30, 2019
Cost
Additions	109,153	39,375	-	-	148,528
Acquisition of subsidiary	-	-	-	14,271	14,271
Amortization	(38,369)	(4,034)	(69)	-	(42,472)

Net book value	321,137	48,495	1,464	54,845	425,941

At June 30, 2019
Cost	571,435	56,602	1,981	54,845	684,863
Accumulated amortization	(250,298)	(8,107)	(517)	-	(258,922)

Net book value	321,137	48,495	1,464	54,845	425,941